13. Intangible assets - Goodwill (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets and goodwill [abstract]
Banco ABN Amro Real S.A. (Banco Real)	R$ 27,215,749	R$ 27,217,565	R$ 27,217,565
Ole Consignado (Current Company name of Banco Bonsucesso Consignado)	62,800	62,800	62,800
Super Pagamentos e Administracao de Meios Eletronicos Ltda. (Super)		13,050	13,050
Banco PSA Finance Brasil S.A.	1,557	1,557	1,557
Getnet Adquirencia e Servicos para Meios de Pagamento S.A. (Santander Getnet)	1,039,304	1,039,304	1,039,304
Return Capital Servicos de Recuperacao de Creditos S.A. (Current Company name of Ipanema Empreendimentos e Participacoes S.A.)	24,346	24,346	27,630
Santander Brasil Tecnologia S.A.	16,381	16,382	16,382
Total	R$ 28,360,137	R$ 28,375,004	R$ 28,378,288